As Filed With The Securities And Exchange Commission On May 19, 2014

File Nos. 33-73408 and 811-8234

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 43

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 47

TIFF INVESTMENT PROGRAM, INC.

(Exact Name of Registrant as Specified in Charter)

170 N. Radnor Chester Road, Suite 300, Radnor, PA 19087

  (Address of Principal Executive Offices) (Zip Code)

(800) 984-0084

  (Registrant's Telephone Number, Including Area Code)

Richard Flannery, TIFF Advisory Services, Inc., 170 N. Radnor Chester Road, Suite 300, Radnor, PA 19087

(Name and Address of Agent for Service of Process)

With Copies to:

Kristin Ives

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103

It is proposed that this filing will become effective:

☒   immediately upon filing pursuant to paragraph (b)

☐   On [date], pursuant to paragraph (b)

☐   60 days after filing, pursuant to paragraph (a)(1)

☐   On [date], pursuant to paragraph (a) (1)

☐   75 days after filing, pursuant to paragraph (a) (2)

☐   On _________, pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

☐   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in City of Radnor, and the State of Pennsylvania on the 19th day of May 2014.

TIFF INVESTMENT PROGRAM, INC.

Registrant

By:   /s/ Richard J. Flannery

Richard J. Flannery, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration statement has been signed below by the following persons in the capacities as of May 19th, 2014 indicated.

/s/ Richard J. Flannery

Richard J. Flannery,

President and Chief Executive Officer

/s/ Dawn I. Lezon

Dawn I. Lezon,

Treasurer and Chief Financial Officer

*/s/ Craig R. Carnaroli

Craig R. Carnaroli,

Director

*/s/ Amy B. Coleman

Amy B. Coleman,

Director

*/s/ William F. McCalpin

William F. McCalpin,

Director

*/s/ N.P. Narvekar

N.P Narvekar,

Director

*By: /s/ Richard J. Flannery

Richard J. Flannery, Attorney-in-Fact

Date: May 19, 2014

INDEX TO EXHIBITS

Exhibit No.	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase